Federated World Investment Series, Inc.

Federated International Leaders Fund

Federated Equity Funds

Federated International Strategic Value Dividend Fund

Federated InterContinental Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO the summary prospectus for FEDERATED INTERNATIONAL LEADERS FUND (INSTITUTIONAL SHARES) DATED JUNE 15, 2010 AND TO THE CURRENT PROSPECTUSES dated January 31, 2010 and June 15, 2010

Effective January 31, 2011 (the “Effective Date”), the Funds will no longer charge a redemption fee. Accordingly, no shares of the Funds redeemed after the Effective Date will be assessed a redemption fee regardless of when such shares were purchased.

Accordingly, on the Effective Date, the following items that appear in the Funds' full Prospectuses or summary Prospectus as applicable, will no longer apply:

1. The line item entitled “Redemption Fee” under the heading entitled “Risk/Return Summary: Fees and Expenses”;

2. The section entitled “Fee When you Redeem or Exchange” that appears under the heading “What Do Shares Cost?”

September 10, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450649 (9/10)

Federated World Investment Series, Inc.

Federated International Leaders Fund

Federated Equity Funds

Federated International Strategic Value Dividend Fund
Federated InterContinental Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO the Statements of Additional Information dated January 31, 2010 and June 15, 2010 FOR THE ABOVE REFERENCED FUNDS

Effective January 31, 2011 (the “Effective Date”), the Funds will no longer charge a redemption fee. Accordingly, no shares of the Funds redeemed after the Effective Date will be assessed a redemption fee regardless of when such shares were purchased.

Accordingly, on the Effective Date, the following item that appears in the Funds’ Statements of Additional Information will no longer apply:

1. The section entitled “Fee When You Redeem or Exchange” that appears under the heading “What Do Shares Cost?”

September 10, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450650 (9/10)